SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (INVESTMENTS) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Trading securities	$ 244.9	$ 247.6